UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund, Inc.
September 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.2%
Automobiles & Components - .7%
BorgWarner	22,544		1,154,929
Delphi Automotive	30,173		2,969,023
Ford Motor	430,665		5,155,060
General Motors	145,715		5,883,972
Goodyear Tire & Rubber	28,449		945,929
Harley-Davidson	19,853	[a]	957,113
			17,066,026
Banks - 6.4%
Bank of America	1,087,578		27,559,227
BB&T	90,937		4,268,583
Citigroup	301,921		21,961,734
Citizens Financial Group	55,284		2,093,605
Comerica	19,736		1,505,067
Fifth Third Bancorp	84,656		2,368,675
Huntington Bancshares	120,280		1,679,109
JPMorgan Chase & Co.	389,944		37,243,551
KeyCorp	120,009		2,258,569
M&T Bank	16,855		2,714,329
People's United Financial	38,480	[a]	698,027
PNC Financial Services Group	53,356		7,190,788
Regions Financial	135,635		2,065,721
SunTrust Banks	53,040		3,170,201
U.S. Bancorp	174,847		9,370,051
Wells Fargo & Co.	494,965		27,297,320
Zions Bancorporation	22,714		1,071,647
			154,516,204
Capital Goods - 7.3%
3M	66,020		13,857,598
A.O. Smith	16,526		982,140
Acuity Brands	4,836	[a]	828,310
Allegion	10,112		874,385
AMETEK	25,063		1,655,161
Arconic	43,173		1,074,144
Boeing	61,568		15,651,201

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Capital Goods - 7.3% (continued)
Caterpillar	65,632		8,184,967
Cummins	16,945		2,847,268
Deere & Co.	35,087		4,406,576
Dover	17,880		1,634,053
Eaton	49,151		3,774,305
Emerson Electric	72,168		4,535,037
Fastenal	31,803		1,449,581
Flowserve	15,401	[a]	655,929
Fluor	16,371		689,219
Fortive	32,998		2,335,928
Fortune Brands Home & Security	17,037		1,145,398
General Dynamics	31,261		6,426,636
General Electric	959,171		23,192,755
Honeywell International	84,195		11,933,799
Illinois Tool Works	34,226		5,064,079
Ingersoll-Rand	28,415		2,533,766
Jacobs Engineering Group	14,359		836,699
Johnson Controls International	103,938		4,187,662
L3 Technologies	8,644		1,628,789
Lockheed Martin	27,468		8,523,046
Masco	34,715		1,354,232
Northrop Grumman	19,227		5,531,992
PACCAR	39,083		2,827,264
Parker-Hannifin	14,582		2,552,142
Pentair	18,143		1,232,998
Quanta Services	17,872	[b]	667,877
Raytheon	32,079		5,985,300
Rockwell Automation	14,501		2,584,223
Rockwell Collins	18,172		2,375,262
Roper Technologies	11,439		2,784,253
Snap-on	6,158		917,604
Stanley Black & Decker	16,844		2,542,939
Textron	30,623		1,649,967
TransDigm Group	5,592		1,429,595
United Rentals	9,478	[b]	1,314,978
United Technologies	82,249		9,547,464
W.W. Grainger	6,148	[a]	1,105,103
Xylem	19,479		1,219,970
			178,531,594

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Commercial & Professional Services - .6%
Cintas	9,555		1,378,595
Equifax	13,218		1,400,976
IHS Markit	39,573	[b]	1,744,378
Nielsen Holdings	37,549	[a]	1,556,406
Republic Services	25,974		1,715,842
Robert Half International	14,162		712,915
Stericycle	9,001	[b]	644,652
Verisk Analytics	16,926	[b]	1,408,074
Waste Management	45,420		3,555,023
			14,116,861
Consumer Durables & Apparel - 1.1%
Coach	30,907		1,244,934
D.R. Horton	36,719		1,466,190
Garmin	13,496	[a]	728,379
Hanesbrands	39,269	[a]	967,588
Hasbro	12,490		1,219,898
Leggett & Platt	15,445		737,190
Lennar, Cl. A	21,831		1,152,677
Mattel	38,436	[a]	594,989
Michael Kors Holdings	17,735	[b]	848,620
Mohawk Industries	6,840	[b]	1,692,968
Newell Brands	53,529		2,284,082
NIKE, Cl. B	146,205		7,580,729
PulteGroup	32,584		890,521
PVH	8,808		1,110,336
Ralph Lauren	5,814		513,318
Under Armour, Cl. A	19,597	[a,b]	322,959
Under Armour, Cl. C	19,737	[a,b]	296,450
VF	36,131		2,296,848
Whirlpool	8,509		1,569,400
			27,518,076
Consumer Services - 1.8%
Carnival	45,278		2,923,600
Chipotle Mexican Grill	2,790	[a,b]	858,846
Darden Restaurants	13,976		1,101,029
H&R Block	23,543		623,419
Hilton Worldwide Holdings	22,998		1,597,211
Marriott International, Cl. A	34,139		3,764,166
McDonald's	90,059		14,110,444

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Consumer Services - 1.8% (continued)
MGM Resorts International	56,900		1,854,371
Royal Caribbean Cruises	18,501		2,193,109
Starbucks	159,825		8,584,201
Wyndham Worldwide	11,886		1,252,903
Wynn Resorts	8,817		1,313,028
Yum! Brands	37,919		2,791,218
			42,967,545
Diversified Financials - 5.3%
Affiliated Managers Group	6,136		1,164,797
American Express	81,355		7,359,373
Ameriprise Financial	16,686		2,478,038
Bank of New York Mellon	114,603		6,076,251
Berkshire Hathaway, Cl. B	212,693	[b]	38,990,881
BlackRock	13,677		6,114,850
Capital One Financial	54,095		4,579,683
CBOE Holdings	12,148		1,307,489
Charles Schwab	132,234		5,783,915
CME Group	37,407		5,075,382
Discover Financial Services	41,335		2,665,281
E*TRADE Financial	31,250	[b]	1,362,813
Franklin Resources	37,287		1,659,644
Goldman Sachs Group	39,883		9,459,849
Intercontinental Exchange	65,141		4,475,187
Invesco	46,380		1,625,155
Leucadia National	36,004		909,101
Moody's	18,229		2,537,659
Morgan Stanley	157,088		7,566,929
Nasdaq	12,915		1,001,817
Navient	33,214		498,874
Northern Trust	23,678		2,176,719
Raymond James Financial	14,350		1,210,136
S&P Global	28,369		4,434,358
State Street	41,061		3,922,968
Synchrony Financial	84,401		2,620,651
T. Rowe Price Group	26,396		2,392,797
			129,450,597
Energy - 6.0%
Anadarko Petroleum	62,278		3,042,280
Andeavor	16,001		1,650,503

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Energy - 6.0% (continued)
Apache	42,178		1,931,752
Baker Hughes	47,874		1,753,146
Cabot Oil & Gas	53,027		1,418,472
Chesapeake Energy	82,642	[a,b]	355,361
Chevron	209,475		24,613,312
Cimarex Energy	10,161		1,155,001
Concho Resources	16,278	[b]	2,144,138
ConocoPhillips	136,358		6,824,718
Devon Energy	58,076		2,131,970
EOG Resources	64,175		6,208,289
EQT	19,128	[a]	1,247,911
Exxon Mobil	468,691		38,423,288
Halliburton	96,422		4,438,305
Helmerich & Payne	11,578	[a]	603,330
Hess	29,141		1,366,421
Kinder Morgan	213,089		4,087,047
Marathon Oil	92,145		1,249,486
Marathon Petroleum	56,924		3,192,298
National Oilwell Varco	42,376	[a]	1,514,094
Newfield Exploration	21,655	[b]	642,504
Noble Energy	50,991		1,446,105
Occidental Petroleum	85,270		5,475,187
ONEOK	42,638		2,362,572
Phillips 66	48,250		4,420,182
Pioneer Natural Resources	18,835		2,778,916
Range Resources	20,816	[a]	407,369
Schlumberger	153,407		10,701,672
TechnipFMC	48,679	[b]	1,359,118
Valero Energy	49,001		3,769,647
Williams Cos.	92,181		2,766,352
			145,480,746
Food & Staples Retailing - 1.7%
Costco Wholesale	48,387		7,949,500
CVS Health	112,444		9,143,946
Kroger	99,872		2,003,432
Sysco	54,018		2,914,271
Walgreens Boots Alliance	101,254		7,818,834
Wal-Mart Stores	162,183		12,672,980
			42,502,963

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Food, Beverage & Tobacco - 4.5%
Altria Group	213,406		13,534,208
Archer-Daniels-Midland	62,434		2,654,069
Brown-Forman, Cl. B	20,464		1,111,195
Campbell Soup	21,537		1,008,362
Coca-Cola	425,079		19,132,806
Conagra Brands	43,983		1,483,986
Constellation Brands, Cl. A	18,850		3,759,632
Dr. Pepper Snapple Group	20,824		1,842,299
General Mills	63,295	[a]	3,276,149
Hershey	15,647		1,708,183
Hormel Foods	30,510		980,591
J.M. Smucker	13,067		1,371,120
Kellogg	28,197		1,758,647
Kraft Heinz	66,739		5,175,609
McCormick & Co.	12,696		1,303,117
Molson Coors Brewing, Cl. B	20,603		1,682,029
Mondelez International, Cl. A	167,318		6,803,150
Monster Beverage	45,238	[b]	2,499,400
PepsiCo	157,900		17,594,797
Philip Morris International	171,699		19,060,306
Tyson Foods, Cl. A	32,436		2,285,116
			110,024,771
Health Care Equipment & Services - 5.5%
Abbott Laboratories	191,575		10,222,442
Aetna	36,554		5,812,452
Align Technology	7,995	[b]	1,489,229
AmerisourceBergen	18,817		1,557,107
Anthem	29,113		5,527,976
Baxter International	54,838		3,441,084
Becton Dickinson & Co.	25,259		4,949,501
Boston Scientific	153,570	[b]	4,479,637
C.R. Bard	8,091		2,593,165
Cardinal Health	34,585		2,314,428
Centene	18,782	[b]	1,817,534
Cerner	34,507	[b]	2,461,039
Cigna	27,919		5,219,178
Cooper	5,413		1,283,476
Danaher	68,270		5,856,201
DaVita	16,784	[b]	996,802

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Health Care Equipment & Services - 5.5% (continued)
DENTSPLY SIRONA	24,919		1,490,405
Edwards Lifesciences	23,685	[b]	2,589,007
Envision Healthcare	13,016	[b]	585,069
Express Scripts Holding	65,282	[b]	4,133,656
HCA Healthcare	31,351	[b]	2,495,226
Henry Schein	18,160	[b]	1,488,938
Hologic	30,704	[b]	1,126,530
Humana	15,874		3,867,383
IDEXX Laboratories	10,005	[b]	1,555,677
Intuitive Surgical	4,053	[b]	4,238,952
Laboratory Corporation of America
Holdings	11,472	[b]	1,731,928
McKesson	23,674		3,636,563
Medtronic	150,101		11,673,355
Patterson	8,902		344,062
Quest Diagnostics	15,627		1,463,312
ResMed	15,947		1,227,281
Stryker	35,473		5,037,875
UnitedHealth Group	107,010		20,957,908
Universal Health Services, Cl. B	9,918		1,100,303
Varian Medical Systems	10,410	[b]	1,041,625
Zimmer Biomet Holdings	22,224		2,602,208
			134,408,514
Household & Personal Products - 1.8%
Church & Dwight	27,081		1,312,074
Clorox	14,230		1,877,079
Colgate-Palmolive	97,412		7,096,464
Coty, Cl. A	52,515		868,073
Estee Lauder, Cl. A	24,842		2,678,961
Kimberly-Clark	39,078		4,598,699
Procter & Gamble	282,826		25,731,509
			44,162,859
Insurance - 2.7%
Aflac	43,613		3,549,662
Allstate	40,052		3,681,179
American International Group	99,620		6,115,672
Aon	28,209		4,121,335
Arthur J. Gallagher & Co.	19,515		1,201,148
Assurant	5,781		552,201

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Insurance - 2.7% (continued)
Brighthouse Financial	11,076		673,421
Chubb	51,497		7,340,897
Cincinnati Financial	16,547		1,267,004
Everest Re Group	4,610		1,052,878
Hartford Financial Services Group	40,178		2,227,067
Lincoln National	24,442		1,795,998
Loews	29,711		1,421,968
Marsh & McLennan Cos.	57,453		4,815,136
MetLife	119,053		6,184,803
Principal Financial Group	29,434		1,893,784
Progressive	63,859		3,092,053
Prudential Financial	47,232		5,021,706
Torchmark	12,416		994,397
Travelers	30,706		3,762,099
Unum Group	24,722		1,264,036
Willis Towers Watson	14,412		2,222,763
XL Group	28,269		1,115,212
			65,366,419
Materials - 2.9%
Air Products & Chemicals	24,418		3,692,490
Albemarle	12,452		1,697,332
Avery Dennison	9,402		924,593
Ball	38,690		1,597,897
CF Industries Holdings	26,561		933,885
DowDuPont	257,292		17,812,325
Eastman Chemical	15,775		1,427,480
Ecolab	29,023		3,732,648
FMC	14,534		1,298,032
Freeport-McMoRan	148,227	[b]	2,081,107
International Flavors & Fragrances	8,741		1,249,176
International Paper	45,948		2,610,765
LyondellBasell Industries, Cl. A	36,274		3,592,940
Martin Marietta Materials	6,810		1,404,426
Monsanto	48,353		5,793,656
Mosaic	38,848		838,728
Newmont Mining	59,389		2,227,681
Nucor	35,070		1,965,323
Packaging Corporation of America	10,588		1,214,232
PPG Industries	28,875		3,137,557

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Materials - 2.9% (continued)
Praxair	31,725		4,433,251
Sealed Air	21,775		930,228
Sherwin-Williams	8,924		3,195,149
Vulcan Materials	14,607		1,746,997
WestRock	28,715		1,628,975
			71,166,873
Media - 2.8%
CBS, Cl. B	40,370		2,341,460
Charter Communications, Cl. A	22,334	[b]	8,116,622
Comcast, Cl. A	521,128		20,053,005
Discovery Communications, Cl. A	16,584	[a,b]	353,073
Discovery Communications, Cl. C	22,081	[b]	447,361
DISH Network, Cl. A	25,285	[b]	1,371,206
Interpublic Group of Companies	45,293		941,641
News Corp., Cl. A	41,851		554,944
News Corp., Cl. B	11,509		157,098
Omnicom Group	25,405		1,881,748
Scripps Networks Interactive, Cl. A	10,781		925,980
Time Warner	85,591		8,768,798
Twenty-First Century Fox, Cl. A	115,519		3,047,391
Twenty-First Century Fox, Cl. B	48,957		1,262,601
Viacom, Cl. B	39,027		1,086,512
Walt Disney	170,204		16,777,008
			68,086,448
Pharmaceuticals, Biotechnology & Life Sciences - 8.7%
AbbVie	175,827		15,623,987
Agilent Technologies	35,276		2,264,719
Alexion Pharmaceuticals	25,113	[b]	3,523,103
Allergan	37,062		7,595,857
Amgen	80,847		15,073,923
Biogen	23,564	[b]	7,378,360
Bristol-Myers Squibb	181,925		11,595,899
Celgene	86,245	[b]	12,576,246
Eli Lilly & Co.	107,157		9,166,210
Gilead Sciences	144,332		11,693,779
Illumina	16,219	[b]	3,230,825
Incyte	18,624	[b]	2,174,166
Johnson & Johnson	297,316		38,654,053
Merck & Co.	302,353		19,359,663

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 8.7% (continued)
Mettler-Toledo International	2,816	[b]	1,763,267
Mylan	58,224	[b]	1,826,487
PerkinElmer	11,983		826,468
Perrigo	14,713	[a]	1,245,455
Pfizer	659,823		23,555,681
Quintiles IMS Holdings	16,592	[b]	1,577,401
Regeneron Pharmaceuticals	8,546	[b]	3,821,088
Thermo Fisher Scientific	44,164		8,355,829
Vertex Pharmaceuticals	27,768	[b]	4,221,847
Waters	8,887	[b]	1,595,394
Zoetis	54,870		3,498,511
			212,198,218
Real Estate - 2.9%
Alexandria Real Estate Equities	9,847	[c]	1,171,498
American Tower	47,441	[c]	6,484,236
Apartment Investment & Management, Cl.
A	16,929	[c]	742,506
AvalonBay Communities	15,356	[c]	2,739,818
Boston Properties	17,192	[c]	2,112,553
CBRE Group, Cl. A	33,110	[b,c]	1,254,207
Crown Castle International	44,325	[c]	4,431,613
Digital Realty Trust	21,963	[c]	2,598,882
Duke Realty	39,917	[c]	1,150,408
Equinix	8,701	[c]	3,883,256
Equity Residential	41,043	[c]	2,705,965
Essex Property Trust	7,353	[c]	1,867,883
Extra Space Storage	13,557	[c]	1,083,475
Federal Realty Investment Trust	8,089	[c]	1,004,735
GGP	68,601	[c]	1,424,843
HCP	51,776	[c]	1,440,926
Host Hotels & Resorts	82,336	[c]	1,522,393
Iron Mountain	28,861	[c]	1,122,693
Kimco Realty	46,609	[c]	911,206
Macerich	12,140	[c]	667,336
Mid-America Apartment Communities	12,616	[c]	1,348,398
Prologis	58,941	[c]	3,740,396
Public Storage	16,637	[c]	3,560,152
Realty Income	30,249	[c]	1,729,940
Regency Centers	16,298	[c]	1,011,128

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Real Estate - 2.9% (continued)
SBA Communications	13,603	[b,c]	1,959,512
Simon Property Group	34,394	[c]	5,537,778
SL Green Realty	10,859	[c]	1,100,234
UDR	28,750	[c]	1,093,363
Ventas	39,010	[c]	2,540,721
Vornado Realty Trust	19,404	[c]	1,491,780
Welltower	40,410	[c]	2,840,015
Weyerhaeuser	83,158	[c]	2,829,867
			71,103,716
Retailing - 5.3%
Advance Auto Parts	7,975		791,120
Amazon.com	44,122	[b]	42,416,685
AutoZone	3,069	[b]	1,826,393
Best Buy	28,904		1,646,372
CarMax	20,130	[b]	1,526,055
Dollar General	28,676		2,324,190
Dollar Tree	25,887	[b]	2,247,509
Expedia	13,382		1,926,205
Foot Locker	15,171		534,323
Gap	26,084		770,261
Genuine Parts	16,868		1,613,424
Home Depot	130,659		21,370,586
Kohl's	19,875	[a]	907,294
L Brands	26,809	[a]	1,115,522
LKQ	33,827	[b]	1,217,434
Lowe's	93,572		7,480,146
Macy's	34,397		750,543
Netflix	47,561	[b]	8,625,187
Nordstrom	13,065	[a]	616,015
O'Reilly Automotive	9,783	[b]	2,106,965
Priceline Group	5,429	[b]	9,939,522
Ross Stores	42,955		2,773,604
Signet Jewelers	7,847	[a]	522,218
Target	60,621		3,577,245
The TJX Companies	70,850		5,223,770
Tiffany & Co.	11,588		1,063,547
Tractor Supply	14,646		926,945
TripAdvisor	11,966	[a,b]	484,982

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Retailing - 5.3% (continued)
Ulta Beauty	6,557	[b]	1,482,275
			127,806,337
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices	86,757	[a,b]	1,106,152
Analog Devices	40,509		3,490,661
Applied Materials	118,375		6,166,154
Broadcom	44,934		10,898,292
Intel	520,507		19,820,907
KLA-Tencor	17,200		1,823,200
Lam Research	18,127		3,354,220
Microchip Technology	25,688	[a]	2,306,269
Micron Technology	122,120	[b]	4,802,980
NVIDIA	66,349		11,861,211
Qorvo	14,371	[a,b]	1,015,742
QUALCOMM	163,025		8,451,216
Skyworks Solutions	20,943		2,134,092
Texas Instruments	109,970		9,857,711
Xilinx	28,060		1,987,490
			89,076,297
Software & Services - 13.6%
Accenture, Cl. A	68,439		9,244,056
Activision Blizzard	82,730		5,336,912
Adobe Systems	54,592	[b]	8,144,035
Akamai Technologies	19,594	[b]	954,620
Alliance Data Systems	5,385		1,193,047
Alphabet, Cl. A	32,918	[b]	32,052,915
Alphabet, Cl. C	33,373	[b]	32,008,378
ANSYS	9,596	[b]	1,177,717
Autodesk	23,948	[b]	2,688,402
Automatic Data Processing	49,283		5,387,618
CA	34,877		1,164,194
Cadence Design Systems	31,036	[b]	1,224,991
Citrix Systems	15,983	[b]	1,227,814
Cognizant Technology Solutions, Cl. A	64,833		4,702,986
CSRA	17,604		568,081
DXC Technology	31,674		2,720,163
eBay	110,707	[b]	4,257,791
Electronic Arts	34,466	[b]	4,069,056
Facebook, Cl. A	262,386	[b]	44,833,896

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Software & Services - 13.6% (continued)
Fidelity National Information Services	37,068		3,461,781
Fiserv	23,298	[b]	3,004,510
Gartner	10,078	[b]	1,253,804
Global Payments	17,024		1,617,791
International Business Machines	95,778		13,895,472
Intuit	27,341		3,886,250
Mastercard, Cl. A	103,633		14,632,980
Micro Focus International, ADR	1		7
Microsoft	853,149		63,551,069
Oracle	334,114		16,154,412
Paychex	35,330		2,118,387
PayPal Holdings	124,912	[b]	7,998,115
Red Hat	19,734	[b]	2,187,711
salesforce.com	75,359	[b]	7,040,038
Symantec	68,400		2,244,204
Synopsys	16,759	[b]	1,349,602
Total System Services	18,543		1,214,567
VeriSign	10,002	[a,b]	1,064,113
Visa, Cl. A	202,706	[a]	21,332,779
Western Union	50,791		975,187
			331,939,451
Technology Hardware & Equipment - 5.5%
Amphenol, Cl. A	34,389		2,910,685
Apple	571,813		88,127,820
Cisco Systems	552,645		18,585,451
Corning	100,964		3,020,843
F5 Networks	6,942	[b]	836,928
FLIR Systems	14,992		583,339
Harris	13,267		1,746,999
Hewlett Packard Enterprise	184,686		2,716,731
HP	184,995		3,692,500
Juniper Networks	42,421		1,180,576
Motorola Solutions	18,501		1,570,180
NetApp	31,164		1,363,737
Seagate Technology	33,050	[a]	1,096,269
TE Connectivity	39,700		3,297,482
Western Digital	32,653		2,821,219
Xerox	23,822		793,034
			134,343,793

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Telecommunication Services - 2.1%
AT&T	679,831		26,628,980
CenturyLink	60,809	[a]	1,149,290
Level 3 Communications	32,131	[b]	1,712,261
Verizon Communications	451,004		22,320,188
			51,810,719
Transportation - 2.2%
Alaska Air Group	13,579		1,035,670
American Airlines Group	48,362		2,296,711
CH Robinson Worldwide	15,908	[a]	1,210,599
CSX	101,609		5,513,304
Delta Air Lines	74,271		3,581,348
Expeditors International of Washington	20,206		1,209,531
FedEx	27,108		6,115,023
J.B. Hunt Transport Services	10,046		1,115,910
Kansas City Southern	12,108		1,315,897
Norfolk Southern	31,864		4,213,695
Southwest Airlines	61,318		3,432,582
Union Pacific	89,129		10,336,290
United Continental Holdings	28,828	[b]	1,755,049
United Parcel Service, Cl. B	76,015		9,128,641
			52,260,250
Utilities - 3.1%
AES	70,211		773,725
Alliant Energy	25,186		1,046,982
Ameren	26,999		1,561,622
American Electric Power	55,149		3,873,666
American Water Works	19,732		1,596,516
CenterPoint Energy	48,953		1,429,917
CMS Energy	31,250		1,447,500
Consolidated Edison	33,709		2,719,642
Dominion Resources	70,908		5,454,952
DTE Energy	19,737		2,118,964
Duke Energy	77,177		6,476,694
Edison International	35,860		2,767,316
Entergy	20,148		1,538,501
Eversource Energy	35,409		2,140,120
Exelon	105,819		3,986,202
FirstEnergy	49,308		1,520,166
NextEra Energy	51,650		7,569,307

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Utilities - 3.1% (continued)
NiSource	36,196		926,256
NRG Energy	33,422		855,269
PG&E	57,273		3,899,719
Pinnacle West Capital	12,328		1,042,456
PPL	75,763		2,875,206
Public Service Enterprise Group	55,726		2,577,328
SCANA	15,908		771,379
Sempra Energy	27,734		3,165,281
Southern	110,838		5,446,579
WEC Energy Group	35,504		2,228,941
Xcel Energy	56,624		2,679,448
			74,489,654
Total Common Stocks (cost $891,986,824)			2,390,394,931
	Principal
Description	Amount ($)		Value ($)
Short-Term Investments - .1%
U.S. Treasury Bills
1.06%, 12/7/17
(cost $1,152,730)	1,155,000	[d]	1,152,925
Description	Shares		Value ($)
Other Investment - 1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $42,075,062)	42,075,062	[e]	42,075,062
Description
Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $17,378,334)	17,378,334	[e]	17,378,334

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $952,592,950)	100.7%	2,451,001,252
Liabilities, Less Cash and Receivables	(.7%)	(17,399,192)
Net Assets	100.0%	2,433,602,060

ADR—American Depository Receipt

[a]

Security, or portion thereof, on loan. At September 30, 2017, the value of the fund’s securities on loan was $49,296,521 and the value of the collateral held by the fund was $50,247,280, consisting of cash collateral of $17,378,334 and U.S. Government & Agency securities valued at $32,868,946.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Held by or on behalf of a counterparty for open futures contracts.
[e]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	13.6
Pharmaceuticals, Biotechnology & Life Sciences	8.7
Capital Goods	7.3
Banks	6.4
Energy	6.0
Health Care Equipment & Services	5.5
Technology Hardware & Equipment	5.5
Diversified Financials	5.3
Retailing	5.3
Food, Beverage & Tobacco	4.5
Semiconductors & Semiconductor Equipment	3.7
Utilities	3.1
Materials	2.9
Real Estate	2.9
Media	2.8
Insurance	2.7
Short-Term/Money Market Investments	2.5
Transportation	2.2
Telecommunication Services	2.1
Household & Personal Products	1.8
Consumer Services	1.8
Food & Staples Retailing	1.7
Consumer Durables & Apparel	1.1
Automobiles & Components	.7
Commercial & Professional Services	.6
100.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund, Inc.
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	2,372,799,535	-	-	2,372,799,535
Equity Securities—
Foreign Common
Stocks†	17,595,396	-	-	17,595,396
Registered Investment
Companies	59,453,396	-	-	59,453,396
U.S. Treasury	-	1,152,925	-	1,152,925
Other Financial
Instruments:
Futures††	367,634	-	-	367,634

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
Dreyfus Stock Index Fund, Inc.
September 30, 2017 (Unaudited)

	Number of	Notional		Unrealized
Description	Contracts Expiration	Value	Value ($)	Appreciation ($)
Futures Long
Standard & Poor's 500 E-
mini	361 12/2017	45,047,971	45,415,605	367,634
Gross Unrealized Appreciation				367,634

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At September 30, 2017, accumulated net unrealized appreciation on investments was $1,498,408,302, consisting of $1,521,156,823 gross unrealized appreciation and $22,748,521 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)